INVESTMENTS IN AND RECEIVABLES FROM AFFILIATES (Details) (USD $)	12 Months Ended
	Oct. 26, 2014	Oct. 27, 2013	Oct. 28, 2012	Oct. 26, 2009
Investments in and receivables from affiliates
Investments in and receivables from affiliates	$ 264,451,000	$ 270,609,000
Equity in earnings of affiliates	17,585,000	20,513,000	38,691,000
Dividends received from affiliates	22,800,000	34,000,000	37,100,000
Minimum
Investments in and receivables from affiliates
Ownership percentage	20.00%
Maximum
Investments in and receivables from affiliates
Ownership percentage	50.00%
MegaMex Foods, LLC
Investments in and receivables from affiliates
Ownership percentage	50.00%
Investments in and receivables from affiliates	208,221,000	203,413,000
Equity in earnings of affiliates	14,415,000	17,261,000	35,762,000
Excess of investment over the underlying equity in net assets of the joint venture	17,000,000			21,300,000
Foreign Joint Ventures
Investments in and receivables from affiliates
Investments in and receivables from affiliates	56,230,000	67,196,000
Equity in earnings of affiliates	$ 3,170,000	$ 3,252,000	$ 2,929,000
Foreign Joint Ventures | Minimum
Investments in and receivables from affiliates
Ownership percentage	26.00%
Foreign Joint Ventures | Maximum
Investments in and receivables from affiliates
Ownership percentage	50.00%